Debentures - Summary Of Changes In Debentures Based on Face Value (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	₩ 62,759,504	₩ 50,918,458
Changes In Debentures Based On Face Value [Abstract]
Issues	121,795,971	119,810,529
Repayments	(117,509,585)	(107,760,800)
Business combination		277,087
Others	517,134	(485,770)
Ending	67,563,024	62,759,504
Debentures in Korean won
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	55,495,986	45,596,655
Changes In Debentures Based On Face Value [Abstract]
Issues	117,789,512	116,077,084
Repayments	(115,784,614)	(106,147,753)
Business combination		0
Others	0	(30,000)
Ending	57,500,884	55,495,986
Structured debentures
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	1,960	33,310
Changes In Debentures Based On Face Value [Abstract]
Issues	0	0
Repayments	(1,050)	(1,350)
Business combination		0
Others	0	(30,000)
Ending	910	1,960
Exchangeable bonds
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	240,000	0
Changes In Debentures Based On Face Value [Abstract]
Issues	0	240,000
Repayments	0	0
Business combination		0
Others	0	0
Ending	240,000	240,000
Subordinated fixed rate debentures
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	4,834,407	3,386,590
Changes In Debentures Based On Face Value [Abstract]
Issues	1,409,000	2,150,000
Repayments	(1,450)	(702,183)
Business combination		0
Others	0	0
Ending	6,241,957	4,834,407
Fixed rate debentures
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	47,229,619	40,596,755
Changes In Debentures Based On Face Value [Abstract]
Issues	110,295,448	111,677,084
Repayments	(113,400,832)	(105,044,220)
Business combination		0
Others	0	0
Ending	44,124,235	47,229,619
Floating rate debentures
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	3,190,000	1,580,000
Changes In Debentures Based On Face Value [Abstract]
Issues	6,085,064	2,010,000
Repayments	(2,381,282)	(400,000)
Business combination		0
Others	0	0
Ending	6,893,782	3,190,000
Debentures in foreign currencies
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	7,263,518	5,321,803
Changes In Debentures Based On Face Value [Abstract]
Issues	4,006,459	3,733,445
Repayments	(1,724,971)	(1,613,047)
Business combination		277,087
Others	517,134	(455,770)
Ending	10,062,140	7,263,518
Floating rate debentures
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	2,232,938	2,227,607
Changes In Debentures Based On Face Value [Abstract]
Issues	810,920	823,478
Repayments	(500,901)	(675,075)
Business combination		0
Others	206,217	(143,072)
Ending	2,749,174	2,232,938
Fixed rate debentures
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	5,030,580	3,094,196
Changes In Debentures Based On Face Value [Abstract]
Issues	3,195,539	2,909,967
Repayments	(1,224,070)	(937,972)
Business combination		277,087
Others	310,917	(312,698)
Ending	₩ 7,312,966	₩ 5,030,580